Note 7 - Property, Manufacturing Facility and Equipment (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Note 7 - Property, Manufacturing Facility and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Owned, Accumulated Depreciation	€ 299	€ 276
Lab Equipment [Member]
Note 7 - Property, Manufacturing Facility and Equipment (Details) [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Other Property, Plant, and Equipment, Gross	€ 460	€ 460